As filed with the Securities and Exchange Commission on December 8, 2009

Registration No. 333-161887

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 1	☑

(Check Appropriate Box or Boxes)

RS Variable Products Trust

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (800) 766-3863

TERRY R. OTTON c/o RS Investments 388 Market Street San Francisco, California 94111	Copies to: TIMOTHY W. DIGGINS, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final tax opinion as an exhibit to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of RS Variable Products Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on September 11, 2009 (File No. 333-161887, Accession No. 0001193125-09-190651).

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on September 11, 2009 (File No. 333-161887, Accession No. 0001193125-09-190651).

RS VARIABLE PRODUCTS TRUST

FORM N-14

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION

Under the terms of Registrant’s Agreement and Declaration of Trust, Article VII, Section 3, Registrant is required, subject to certain exceptions and limitations, to indemnify its trustees, officers and employees.

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Item 16.	EXHIBITS

(1)	Agreement and Declaration of Trust of the Registrant. /A/

(2)	(a)	By-Laws of the Registrant. /A/

	(b)	By-Laws of the Registrant as amended through November 7, 2007. /G/

(3)	Voting trust agreement affecting more than 5% of any class of equity securities – None.

(4)	Agreement and Plan of Reorganization dated October 13, 2009 – filed herewith.

(5)	(a)	Portions of Agreement and Declaration of Trust Pertaining to Shareholders’ Rights. /A/

	(b)	Portions of By-Laws Pertaining to Shareholders’ Rights. /A/

(6)	(a)	(i) Investment Advisory Agreement between RS Investment Management Co. LLC and Registrant. /B/

(ii) Amended Schedule 1 to Investment Advisory Agreement. /E/

	(b)	(i) Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Investor Services LLC. /B/

(ii) Amendment to Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Investor Services LLC. /F/

	(c)	Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Baillie Gifford Limited. /B/

	(d)	(i) Sub-Advisory Contract between RS Investment Management Co. LLC and UBS Global Asset Management (Americas) Inc. /B/

(ii) Amended and Restated Exhibit A to Sub-Advisory Contract between RS Investment Management Co. LLC and UBS Global Asset Management (Americas) Inc. /E/

	(e)	Sub-Sub-Investment Advisory Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited. /B/

(7)	(a)	Distribution Agreement between Guardian Investor Services LLC and Registrant. /D/

	(b)	Participation Agreement among RS Investment Management Co. LLC, Guardian Investor Services LLC, and The Guardian Insurance & Annuity Company, Inc. and Registrant. /E/

(8)	Bonus, profit-sharing or pension plans – None.

(9)	(a)	Master Custodian Agreement among State Street Bank and Trust Company, RS Investment Trust, and Registrant. /C/

	(b)	Amendment to Master Custodian Agreement. /E/

(10)	(a)	Distribution Plan pursuant to Rule 12b-1. /D/

	(b)	18f-3 Plan. /D/

(11)	Opinion and Consent of Counsel as to the legality of securities being registered – /H/.

(12)	Opinion and Consent of Counsel as to tax matters – filed herewith.

(13)	(a)	Transfer Agency and Service Agreement between The Guardian Stock Fund, Inc. and State Street Bank and Trust Company, as amended from time to time, and Assignment and Assumption between The Guardian Variable Contracts Funds, Inc. (formerly known as The Guardian Stock Fund, Inc.) and the Registrant. /B/

	(b)	Transfer Agency and Service Agreement between Baillie Gifford International Fund, Inc. and State Street Bank and Trust Company, as amended from time to time, and Assignment and Assumption between GIAC Funds, Inc. (formerly known as Baillie Gifford International Fund, Inc.) and the Registrant. /B/

	(c)	Transfer Agency and Service Agreement between The Guardian Bond Fund, Inc. and State Street Bank and Trust Company, as amended from time to time, and Assignment and Assumption between The Guardian Bond Fund, Inc. and the Registrant. /B/

	(d)	Transfer Agency and Service Agreement between The Guardian Cash Fund, Inc. and State Street Bank and Trust Company, as amended from time to time and Assignment and Assumption between The Guardian Cash Fund, Inc. and the Registrant. /B/

	(e)	(i) Administration Agreement among the Registrant, RS Investment Trust and State Street Bank and Trust Company. /D/

(ii) Amendment to Administration Agreement among the Registrant, RS Investment Trust, and State Street Bank and Trust Company. /E/

(14)	Consent of Independent Accountants – /H/.

(15)	Financial Statements omitted pursuant to Item 14(a)(1) – None.

(16)	(a)	Powers of Attorney of James Klescewski, Judson Bergman, Kenneth R. Fitzsimmons, Jr., Anne M. Goggin, Christopher C. Melvin, Gloria S. Nelund and John P. Rohal – /H/.

	(b)	Power of Attorney of Dennis J. Manning – filed herewith.

(17)	(a)	Statement of Additional Information of the Registrant, dated May 1, 2009 – /H/.

	(b)	Annual Report of RS Large Cap Alpha VIP Series for the fiscal year ended December 31, 2008 – /H/.

	(c)	Annual Report of RS Large Cap Value VIP Series for the fiscal year ended December 31, 2008 – /H/.

	(d)	Semi-Annual Report of RS Large Cap Alpha VIP Series for the period ended June 30, 2009 – /H/.

	(e)	Semi-Annual Report of RS Large Cap Value VIP Series for the period ended June 30, 2009 – /H/.

Incorporated by a reference to corresponding exhibits:

/A/	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on June 30, 2006. (Accession No. 0001104659-06-044939)

/B/	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on February 14, 2007. (Accession No. 0001104659-07-011306)

/C/	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on May 9, 2007. (Accession No. 0001104659-07-037671)

/D/	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on July 23, 2007. (Accession No. 0001104659-07-055268)

/E/	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on February 29, 2008. (Accession No. 0001193125-08-043904)

/F/	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on May 1, 2008. (Accession No. 0001193125-08-097692)

/G/	Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-135544) filed on February 27, 2009. (Accession No. 0001193125-09-040768)

/H/	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-161887) filed on September 11, 2009. (Accession No. 0001193125-09-190651)

Item 17.	UNDERTAKINGS

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, RS Variable Products Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 under the Securities Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 8th day of December, 2009.

RS Variable Products Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton
Title:	President and Principal Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of RS Variable Products Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ TERRY R. OTTON Terry R. Otton	Trustee, President and Principal Executive Officer	December 8, 2009

/s/ JAMES E. KLESCEWSKI* James E. Klescewski	Treasurer and Principal Financial and Accounting Officer	December 8, 2009

/s/ JUDSON BERGMAN* Judson Bergman	Trustee	December 8, 2009

/s/ KENNETH R. FITZSIMMONS, JR.* Kenneth R. Fitzsimmons, Jr.	Trustee	December 8, 2009

/s/ ANNE M. GOGGIN* Anne M. Goggin	Trustee	December 8, 2009

/s/ DENNIS J. MANNING* Dennis J. Manning	Trustee	December 8, 2009

/s/ CHRISTOPHER C. MELVIN* Christopher C. Melvin	Trustee	December 8, 2009

/s/ GLORIA S. NELUND* Gloria S. Nelund	Trustee	December 8, 2009

/s/ JOHN P. ROHAL* John P. Rohal	Trustee	December 8, 2009

* By:	/s/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith.

EXHIBIT INDEX

RS VARIABLE PRODUCTS TRUST

Exhibit No.	Title of Exhibit

(4)	Agreement and Plan of Reorganization

(12)	Opinion and Consent of Counsel as to Tax Matters

(16)(b)	Power of Attorney of Dennis J. Manning